Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies

7. Commitments and Contingencies

Leases

We lease our current facility under an operating lease expiring on February 28, 2016. The future minimum non-cancelable lease payments are as follows:

Lease Payments

Year ending December 31, 2012	$532,000
Year ending December 31, 2013	555,000
Year ending December 31, 2014	584,000
Year ending December 31, 2015	601,000
Year ending December 31, 2016	102,000
Total future minimum lease payments	$2,374,000

The lease requires the Company to pay additional rents by virtue of increases in the base taxes and other costs on the property. Additional rents have not been material. Total rent expense was $145,000 for the period September 29, 2011 to December 31, 2011 (the Successor period). Rent expense for the period January 1, 2011 to September 28, 2011 and the year ended December 31, 2010 (the Predecessor periods) is $436,000 and $525,000, respectively.

The Company has contracts with certain executives and key employees. The future minimum payments under these contracts are:

Employment Contract Payments

Year ending December 31, 2012	$2,156,000
Year ending December 31, 2013	2,505,000
Year ending December 31, 2014	2,008,000
Total future minimum lease payments	$6,669,000